10-K Warrants - Changes in Preferred Stock Issuable (Details) - Seed Preferred - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rollforward Of Preferred Stock Activity [Roll Forward]
Beginning balance (in shares)	80,302,455	343,879,583
Exercised	(80,792,496)	(307,625,953)
Remeasurement	490,041	44,048,825
Ending balance (in shares)	0	80,302,455